Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 139	$ 101
Non-service component of net periodic benefit cost	73	62
Interest income	64	76
Equity income	14	14
Gain on disposal of Aitken Creek, pre-tax (Note 21)	0	23
Gain on derivatives, net	0	9
Net foreign exchange (loss) gain	(10)	4
Other	8	2
Other income, net	$ 288	$ 291